Note 7 - Subordinated Notes Payable (Tables)	9 Months Ended
Jul. 31, 2022
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]
(thousands of Canadian dollars)
	July 31	October 31	July 31
	2022	2021	2021

Ten year term, unsecured, non-viability contingent capital compliant, subordinated notes payable, principal amount of $5.0 million, $500,000 is held by related party (note 13), effective interest rate of 10.41%, maturing March 2029.	$4,906	$4,898	$4,896

Ten year term, unsecured, non-viability contingent capital compliant, subordinated notes payable, principal amount of USD $75.0 million, effective interest rate of 5.38%, maturing May 2031.	93,800	90,374	90,787

	$98,706	$95,272	$95,683